Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Intangible Assets
Intangible assets are amortized on a straight-line basis over their estimated useful lives, as set forth in the table below:

Estimated Useful Life
Customer relationships	8 - 23 years
Order backlog	3 - 5 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
The carrying amount of intangible assets for the years ended December 31, 2025, 2024, and 2023 is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	(in thousands)
Customer relationships	$4,134,478	$4,129,501	$4,090,393
Order backlog	546,054	543,933	541,302
Trade names & brands	204,721	204,588	204,653
Patient database	170,511	170,324	170,366
Technology assets	151,754	150,658	141,257
Total cost	5,207,518	5,199,004	5,147,971
Accumulated amortization	(1,873,663)	(1,639,212)	(1,292,106)
Impairment	(86,737)	—	—
Net book value	$3,247,118	$3,559,792	$3,855,865

Schedule of Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2026 to December 31, 2030 is as follows:

(in thousands)
2026	$190,632
2027	183,567
2028	182,566
2029	177,332
2030	176,844
Total	$910,941